PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Salaries	$ 12,018	$ 8,376
Social security tax	22,140	13,564
Provision for vacation, bonus and others	77,015	49,909
Directors fees	139	281
Other	569	122
TOTAL	$ 111,881	$ 72,252